Business Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combinations [Abstract]
Net of cash paid for acquisitions	$ 11	$ 16	$ 160	$ 123	$ 55